Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ORDINARY SHARES, PREFERRED SHARES, WARRANTS, RESTRICTED SHARES AND OPTIONS

NOTE 9 - ORDINARY SHARES, PREFERRED SHARES, WARRANTS, RESTRICTED SHARES AND OPTIONS:

a.	Ordinary shares:

The share capital as of December 31, 2019 and December 31, 2018 is composed of ordinary shares of $0.001 par value and preferred shares of $0.0001 par value, as follows:

	Number of shares		Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2019		December 31, 2018

Ordinary shares	100,000,000	7,989,061	100,000,000	6,304,677
Preferred shares	5,000,000	-	5,000,000	-

On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018. The effect of such consolidation was applied retrospectively for all the amount of shares, warrants, related par value and others presented in this note and elsewhere in the consolidated financial statements.

b.	Warrants:

1.	Since its inception, Cambridge issued 855,744 warrants which were assumed by the Company in the merger. Each warrant entitles its holder to purchase one ordinary share at a price of $115.00 and expired on December 17, 2018.

2.	On August 16, 2018, the Company issued warrants to purchase 54,620 ordinary shares in connection with a financing round; such warrants were classified within the Company’s equity due to the nature of their rights. See Note 1.e.2. for additional information.

3.	On November 17, 2018, the Company issued warrants to purchase an aggregate of 3,230,769 ordinary shares in connection with a financing round; such warrants were classified within the Company’s equity due to the nature of their rights. See Note 1.e.3. for additional information.

4.	On January 10, 2019, the Company issued warrants to purchase an aggregate of 452,852 ordinary shares in connection with the Conversion Agreement. Such warrants were classified within the Company’s equity due to the nature of their rights. See Note 1.e.1. for additional information.

5.	On January 15, 2019, the Company issued warrants to purchase 300,000 ordinary shares in connection with the purchase of Telcostar. Such warrants were classified within the Company’s equity due to the nature of their rights. See Note 10.c. for additional information.

c.	Restricted ordinary shares:

1.

On December 24, 2018, the Company issued 150,000 restricted ordinary shares to certain employees of the Group (on the date of issuance, the closing price of the ordinary shares of the Company was $1.59). The restricted ordinary shares vest in three equal installments on each of January 17, 2019, January 17, 2020 and January 17, 2021, subject to the executive’s continued service with the Group through the applicable vesting date. On a “change of control” (as defined in the 2015 Long-Term Equity Incentive Plan), the restricted ordinary shares will vest immediately prior to such change of control, subject to the executive’s continued service to the Group through the date of the change of control.

The Company terminated the employment agreements of two of those employees as follows: one in May 2019 and the second one March 2020. The unvested portion as of the termination dates were 50,000 restricted ordinary shares and 16,667 restricted ordinary shares, respectively.

2.	On April 17, 2019, the Company issued evenly 350,000 restricted ordinary shares to each of Mr. Hurgin and Mr. Aurovsky (on February 17, 2019, the date the Board approved such issuance, the closing price of the ordinary shares of the Company was $1.91). The restricted ordinary shares vest in three equal installments on each of January 13, 2022, January 13, 2023 and January 13, 2024, subject to the executive’s continued service with the Group through the applicable vesting date. On a “change of control” (as defined in the 2015 Long-Term Equity Incentive Plan), the restricted ordinary shares will vest immediately prior to such change of control, subject to the executive’s continued service to the Group through the date of the change of control.

d.	Options:

1.	On December 24, 2018, the Company granted 25,000 options to purchase 25,000 ordinary shares with an exercise price of $0.001 to one of the Group service providers. The options vest in three equal installments on each of January 17, 2019, January 17, 2020 and January 17, 2021, subject to the service provider continued providing service to the Group through the applicable vesting date. On a “change of control” (as defined in the 2015 Long-Term Equity Incentive Plan) the options will vest as of immediately prior to such change of control, subject to the executive’s continued service to the Company through the date of the change of control.

2.	On February 17, 2019, the Company’s Board resolved to increase the number of shares authorized for issuance under the 2015 Long-Term Equity Incentive Plan by an additional 1,668,887 shares.

3.	A summary of the Company’s stock option activities and related information for the year ended December 31, 2019, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic- value

Outstanding as of December 31, 2018	25,000	$0.001	9.05	$39,725

Outstanding as of December 31, 2019	25,000	$0.001	8.05	$39,725

Exercisable as of December 31, 2019	-	$-	-	$-

e.	Stock based compensation:

The Stock based compensation in connection with restricted shares and options granted to the Group employees and service provider amounted to $288 thousand, $91 thousand and $0 in the years ended December 31, 2019, 2018 and 2017, respectively, and were recorded as follows:

	Year Ended December 31,
	2019	2018	2017
	(U.S. dollars in thousands)

Selling and marketing expenses	$84	$52	$-
General and administrative expenses	110	39	-
Cost of revenues	94	39	-
	$288	$91	$-